Related Party Notes Payable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Jan. 26, 2011	Mar. 26, 2009
Related Party Notes Payable (Textual)
Interest expense for other related party	$ 6,468	$ 8,197
Amount borrowed under revolver			$ 50,000
Amended amount borrowed under revolver			$ 100,000
Additional contractual interest	1,729
Vector [Member]
Related Party Notes Payable (Textual)
Revolving credit promissory note	$ 73,500	73,500		$ 50,000
Interest rate	11.00%
Revolving credit facility, expiration date	Dec. 31, 2013
Maturity date of revolving credit promissory note after extension	Jun. 30, 2015
Accrued interest, related party	$ 43,301	$ 36,833